FINANCIAL RISK MANAGEMENT, Commodity Price Risk (Details) - Commodity Price Risk [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) $ / Ton	Dec. 31, 2023 ARS ($) $ / Ton	Dec. 31, 2022 ARS ($) $ / Ton
Commodity Rate Risk [Abstract]
Increase (decrease) in international price of LPG and natural gasoline | $ / Ton	50	50	50
Liquids Production and Commercialization [Member]
Commodity Rate Risk [Abstract]
Decrease in net comprehensive income due to commodity risk | $	$ 19,611,268	$ 29,490,323	$ 21,749,155